Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 332.5	$ 355.0	$ 365.3
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,118.6	1,108.1
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(786.1)	(753.1)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24.2	23.6	14.8
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	36.2	35.6
Land | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12.0)	(12.0)
Buildings including improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	150.4	154.6	157.5
Buildings including improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	360.6	351.7
Buildings including improvements | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(210.2)	(197.1)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	157.9	176.8	$ 193.0
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	721.8	720.8
Machinery and equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (563.9)	$ (544.0)